Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Schedule of non-current assets based on geographical location of the assets

	As of December 31,
	2020	2021
	US$	US$
PRC	26,560,143	4,877,143
USA	2,158,359	725,388
Total	28,718,502	5,602,531